Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Entity Level Disclosures [Abstract]
Schedule of revenues by geographical area

2017
NIS in thousands
United states and Canada	802
Europe	866
1,668

Schedule of breakdown of Company's revenue by major customers
2017
NIS in thousands
Customer A	688

Customer B	521

Customer C	295